CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 12,427	$ 14,396
Other financial assets	29,466	26,899
Accounts receivable and other	29,063	27,378
Inventory	13,006	12,843
Assets classified as held for sale	2,684	2,830
Equity accounted investments	52,141	47,094
Investment properties	119,780	115,100
Property, plant and equipment	127,462	124,268
Intangible assets	41,217	38,411
Goodwill	32,329	28,662
Deferred income tax assets	3,559	3,403
Total assets	463,134	441,284
Liabilities and Equity
Corporate Borrowings	13,618	11,390
Accounts payable and other	57,977	57,065
Liabilities associated with assets classified as held for sale	1,489	876
Non-recourse borrowings of managed entities	206,085	202,684
Deferred income tax liabilities	24,333	23,190
Subsidiary equity obligations	4,049	4,188
Equity [abstract]
Equity	155,583	141,891
Total liabilities and equity	463,134	441,284
Non-controlling interests
Equity [abstract]
Equity	110,982	98,138
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,103	4,145
Common shares | Common equity
Equity [abstract]
Equity	$ 40,498	$ 39,608